Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies (Textual)
Adjustments to unrecognized income tax liabilities benefits	$ 0	$ 0	$ 0	$ 0
Common shares dilutive, outstanding	0	0	0	0
Allowance for doubtful accounts			$ 1,700	$ 0